Analysis of changes in financing during the year (Tables)	12 Months Ended
Dec. 31, 2019
Analysis of changes in financing during the year
Schedule of the analysis of changes in financing during the year

	Share capital, share premium,
	paid-in equity and merger reserve			Subordinated liabilities			MRELs
	2019	2018	2017	2019	2018	2017	2019	2018	2017
	£m	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January	28,015	27,791	52,979	10,535	12,722	19,419	16,821	9,202	6,832
Issue of ordinary shares	17	144	306	—	—	—	—	—	—
Redemption of paid-in equity	—	—	(720)	—	—	—	—	—	—
Issue of subordinated liabilities	—	—	—	577	—	—	—	—	—
Redemption of subordinated liabilities	—	—	—	(1,108)	(2,258)	(5,747)	—	—	—
Interest on subordinated liabilities	—	—	—	(510)	(566)	(717)	—	—	—
Issue of MRELs	—	—	—	—	—	—	3,640	6,996	3,612
Maturity/redemption of MRELs	—	—	—	—	—	—	(1,285)	—	(774)
Interest on MRELs	—	—	—	—	—	—	(428)	(237)	(139)
Net cash (outflow)/inflow from financing	17	144	(414)	(1,041)	(2,824)	(6,464)	1,927	6,759	2,699
Transfer to retained earnings	—	—	(25,789)	—	—	—	—	—	—
Ordinary shares issued in respect of employee share schemes	95	80	71	—	—	—	—	—	—
Redemption of debt preference shares	—	—	748	—	—	—	—	—	—
Other adjustments including foreign exchange	—	—	196	485	637	(233)	501	860	(329)
At 31 December	28,127	28,015	27,791	9,979	10,535	12,722	19,249	16,821	9,202